The Company, basis of presentation and significant accounting policies	12 Months Ended
Dec. 31, 2023
The Company, basis of presentation and significant accounting policies
The Company, basis of presentation and significant accounting policies

1.The Company, basis of presentation and significant accounting policies

The Company

Fresenius Medical Care AG, formerly Fresenius Medical Care AG & Co. KGaA, (FME AG or the Company), a German stock corporation (Aktiengesellschaft - AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany, is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis and related services for individuals with renal diseases as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment and acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based care programs, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services and ambulant treatment services.

At an extraordinary general meeting (EGM) of the Company held on July 14, 2023, the shareholders of the Company approved a proposal to change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien - KGaA) into a German stock corporation (Aktiengesellschaft - AG) (the Conversion). Upon effectiveness of the Conversion, which occurred upon registration of the Conversion with the competent commercial register on November 30, 2023, Management AG exited the Company and Fresenius SE ceased to control (as defined by IFRS 10, Consolidated Financial Statements) the Company.

In these notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG (renamed Fresenius Vermögensverwaltung AG), which was the Company’s general partner prior to the Conversion and is wholly owned by Fresenius SE. Management AG ceased to be a General Partner of the Company when the Conversion took effect. “Management Board” refers to the members of the management board of the Company (or of Management AG, prior to the Conversion) and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of the Company.

Effective as of January 1, 2023, the Company commenced reporting reflecting its new global operating model in which the Company reorganized its business into two global operating, and reportable, segments. The term “Care Enablement” refers to the Company’s Care Enablement operating segment and the term “Care Delivery” refers to the Care Delivery operating segment. Prior to January 1, 2023, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary system and reporting changes to effect the new structure were not in place. Due to the change in the Company’s operating structure, the Company has adjusted the prior year financial information for its operating segments in order to conform to the current year’s presentation. For further discussion of the Company’s operating and reportable segments, see note 29.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS® Accounting Standards) as issued by the International Accounting Standards Board (IASB), using the euro as the Company’s reporting and functional currency. At December 31, 2023, there were no IFRS Accounting Standards or IFRS Interpretations Committee interpretations as endorsed by the European Union relevant for the Company’s reporting that differed from IFRS Accounting Standards as issued by the IASB.

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in all future periods affected.

In order to improve clarity of presentation, various items are aggregated in the consolidated balance sheets and consolidated statements of income. These items are analyzed separately in the notes where this provides useful information to the users of the consolidated financial statements.

The consolidated balance sheets contain all information required to be disclosed by IAS 1, Presentation of Financial Statements (IAS 1) and is classified on the basis of the liquidity of assets and liabilities. The consolidated statements of income are classified using the cost-of-sales accounting format.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies (IAS 29), in its Argentine, Lebanese and Turkish subsidiaries due to inflation in these countries. The table below details the date of initial application of IAS 29 and the specific inputs used to calculate the gain or loss on net monetary position on a country-specific basis for the year ended December 31, 2023. The hyperinflationary accounting effects of the initial application on the opening balance sheet are presented within accumulated other comprehensive income (loss) related to foreign currency translation, in the amount of €22,919, €2,997, €16,706 for Turkiye, Lebanon and Argentina, respectively. Due to the disposal of the Company’s Argentina business, the amount previously recorded within accumulated other comprehensive income (loss) related to foreign currency translation was reclassified to other operating expense within the consolidated statement of income for the year ended December 31, 2023. The ongoing re-translation effects of hyperinflationary accounting and its impact on comparative amounts are recorded in other comprehensive income (loss) within the Company’s consolidated financial statements. The impacts of applying IAS 29 were not significant in all years presented. The subsequent gains or losses on net monetary position are recorded in other operating income and other operating expense, respectively, within the Company’s consolidated statements of income and within other current and non-current assets within the Company’s consolidated statements of cash flows.

Inputs for the calculation of losses on net monetary positions
	Argentina	Lebanon	Turkiye

Date of IAS 29 initial application	July 1, 2018	December 31, 2020	June 30, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at December 31, 2023	3,533.2	5,978.13	1,859.38
Calendar year increase	211%	192%	65%
Loss on net monetary position in € THOUS	22,505	2,857	6,754

In the consolidated statements of income, Costs of revenue in the amount of €416,563 and €304,000 for the years ended December 31, 2022 and 2021, respectively, have been reclassified from “Selling, general and administrative” expense to more appropriately reflect these expenses and disclose these amounts in accordance with the way in which management reviews the new operating segments starting on January 1, 2023 alongside the transformation of the Company’s operating segments in connection with the FME25 Program. This reclassification was a result of an evaluation of internal and external reporting by management with a goal of increasing transparency and aligning financial information which management believes is more relevant to an understanding of the Company’s financial performance. This evaluation led to a voluntary refinement to the Company’s policy regarding the presentation of certain expenses by which expense classification is determined on a group-wide cost center approach, expenses aligned to providing services and involved in generating revenue are allocated to Costs of revenue and expenses aligned with administrative functions and activities are classified as Selling, general and administrative expenses.

Additionally, the Company elected to voluntarily present other operating income and other operating expense separately in the consolidated statements of income. For the year ended December 31, 2022, other operating income and other operating expense in the amount of €549,853 and €747,554, respectively, and for the year ended December 31, 2021, other operating income and other operating expense in the amount of €567,787 and €587,088, respectively, have been reclassified from “Selling, general and administrative” expense to conform to the current year’s presentation, which was reclassified in connection with the FME25 Program in order to harmonize external reporting to the way in which management reviews the Company’s results and to provide more relevant information to users of its financial statements. Other operating income and expense include, but are not limited to, foreign exchange gains and losses, gains and losses on right-of-use assets and from the sale of fixed assets and clinics, the impacts from the revaluation of certain investments and certain income and expenses incurred in connection with certain strategic divestiture programs. For further information regarding the material components of other operating income and expense, see note 5 f).

For the year ended December 31, 2022, the following reclassifications in the consolidated balance sheet have been made to conform to the current year’s presentation:

		Amount as of	Amount as of
Previously reported line item	Presentation in 2023	January 1, 2022	December 31, 2022
in € THOUS
Other current assets	Other current financial assets	211,311	247,889
Other non-current assets	Other non-current financial assets	727,305	615,796
Current provisions and other current liabilities	Other current financial liabilities	1,679,868	1,786,674
Non-current provisions and other non-current liabilities	Other non-current financial liabilities	351,826	835,506

Additionally, in the consolidated balance sheet as of December 31, 2022, accounts payable to related parties in the amount of €20,246 has been reclassified from “Short-term debt from unrelated parties to correct for an error in the presentation of these amounts. For further information related to these related party payables, see note 6 c).

At February 19, 2024, the Management Board authorized the consolidated financial statements for issue and passed them through to the Supervisory Board for review and authorization.

Significant accounting policies

a)Principles of consolidation and composition of the group

The financial statements of consolidated entities have been prepared using uniform accounting methods in accordance with IFRS 10, Consolidated Financial Statements (IFRS 10). Acquisitions of companies are accounted for under the acquisition method.

Besides FME AG, the consolidated financial statements include all material subsidiaries according to IFRS 10 over which the Company has control. The Company controls an entity if it has power over the entity through existing rights that give the Company the current ability to direct the activities that significantly affect the entity’s return. In addition, the Company is exposed to, or has rights to, variable returns from the involvement with the entity and the Company has the ability to use its power over the entity to affect the amount of the Company’s return.

The equity method is applied in accordance with IAS 28, Investments in Associates and Joint Ventures (IAS 28). Generally, equity method investees are entities in which the Company, directly or indirectly, holds 50% or less of the voting power and can exercise significant influence over their financial and operating policies. For information on the Company’s investment in Vifor Fresenius Medical Care Renal Pharma Ltd., which makes up a large portion of its equity method investees, see note 13.

Acquisitions of companies are accounted for in accordance with IFRS 3, Business Combinations (IFRS 3) at the date of acquisition. Initially, all identifiable assets acquired and liabilities assumed as well as the noncontrolling interests, when applicable, are recognized at their fair values. The fair value of the consideration transferred is then compared with the fair value of the assets acquired and liabilities assumed. Any remaining balance is recognized as goodwill and is tested at least once a year for impairment. Generally, adjustments made to the fair value of identifiable assets and liabilities during the measurement period are recorded as an offset to goodwill. Any adjustments made subsequent to the measurement period are recognized immediately in profit or loss.

Intercompany revenues, expenses, income, receivables, payables, accruals, provisions and commitments and contingencies, are eliminated. Profits and losses on items of property, plant and equipment and inventory acquired from other group entities are also eliminated.

Deferred tax assets and liabilities are recognized due to temporary differences resulting from consolidation procedures.

Noncontrolling interest (NCI) is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent and is recognized at its fair value at the date of first consolidation using the full goodwill method. Profits and losses attributable to the noncontrolling interests are separately disclosed in the consolidated statements of income. Summarized financial information relating to our U.S.-based subsidiary, InterWell Topco L.P. (NewCo), in which the noncontrolling interest owners hold approximately 25% can be found in note 3. The book value of these noncontrolling interests at December 31, 2023 was $208,415 (€188,611).

The Company writes put options on certain noncontrolling interests. A portion of these put options relate to dialysis clinics in which nephrologists or nephrology groups own an equity interest. In addition, as part of the transaction with Cricket Health, Inc. (Cricket), and InterWell Health LLC, the Company also granted put options to noncontrolling interest owners of the newly created value-based kidney care entity (see note 3 for further information). Generally, the put options associated with this business model are valid for an unlimited time. Accordingly, the put options represent a long-term investment into a dialysis clinic for the NCI holder. The put options provide for settlement in cash. For these put options, IAS 32, Financial Instruments: Presentation (IAS 32) paragraph 23 requires the Company to recognize a liability for the present value of the exercise price of the option. The put option liability is recorded in other current financial liabilities and other non-current financial liabilities at present value of the redemption amount at the balance sheet date. The Company believes the accounting treatment of the changes to the put option liability under IFRS Accounting Standards to this date has not been finally clarified. In the absence of IFRS Accounting Standards guidance specifically applicable to the accounting for put options on NCI, the Company, in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) paragraph 10, applied the present access method. According to the present access method, NCI are recorded in equity when the risks and rewards of ownership reside with the NCI holders. The initial recognition of the put option liability, as well as valuation differences, is recorded in equity with no impact to the income statement (see note 1 h)). This presentation results in information that is relevant to the economic decision-making needs of the users of the Company’s financial statements and to provide reliable financial information as the Company considers these NCI with written put options as equity holders and accordingly attributes net income to NCI. For further information regarding the valuation of the put option liabilities, see note 26.

The consolidated financial statements for 2023 include FME AG as well as 2,227 companies (2022: 2,346). In 2023, 33 companies were first-time consolidations (2022: 68), 151 companies were deconsolidated (2022: 27), 1 company changed to equity method investees (2022: 30). In 2023, the Company did not change any previously consolidated entities to equity investments (2022: 8). In 2023, 57 companies were accounted for by the equity method (2022: 79).

The principal subsidiaries of the Company are those with the most significant contribution to the Company’s revenue, net income or net assets. The Company’s interest in these subsidiaries for the years ended December 31, 2023 and 2022 are listed in the table below:

Principal subsidiaries
Name	Country	Main activity	Ownership

Fresenius Medical Care Argentina S.A.(1)	Argentina	Provision of health care services	100%
		Sale of health care products
Fresenius Medical Care Australia Pty. Ltd.	Australia	Provision of health care services	100%
		Sale of health care products
Fresenius Medical Care Colombia S.A.	Colombia	Provision of health care services	100%
Fresenius Medical Care Deutschland GmbH	Germany	Sale of health care products	100%
		Production of health care products
		Research and development
Fresenius Medical Care France S.A.S.	France	Sale of health care products	100%
Fresenius Medical Care GmbH	Germany	Sale of health care products	100%
Fresenius Medical Care Holdings, Inc.	USA	Provision of health care services	100%
		Sale of health care products
		Production of health care products
		Research and development
Fresenius Medical Care Italia S.p.A.	Italy	Sale of health care products	100%
Fresenius Medical Care Korea Ltd.	South Korea	Sale of health care products	100%
Fresenius Medical Care Ltda.	Brazil	Sale of health care products	100%
Fresenius Medical Care Shanghai Ltd.	China	Sale of health care products	100%
Fresenius Medical Care (U.K.) Ltd.	United Kingdom	Provision of health care services	100%
		Sale of health care products
		Production of health care products
National Medical Care of Spain, S.A.U.	Spain	Provision of health care services	100%
NephroCare Portugal, S.A.	Portugal	Provision of health care services	100%
		Sale of health care products

(1)	Divested in December 2023.

The complete list of participations in affiliated and associated companies of FME AG will be submitted to the electronic companies register.

For 2023, the following fully consolidated German subsidiaries of the Company will apply the exemption provided in Section 264 (3) or Section 264b of the HGB and therefore will be exempt from applying certain legal requirements to prepare notes to the statutory standalone financial statements and a management report as well as the requirements of an independent audit and public disclosure.

Companies exempt from applying certain legal requirements

Name of the company	Registered office of the company

Ärztliches Versorgungszentrum Ludwigshafen GmbH im Lusanum	Ludwigshafen am Rhein, Germany
DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Heidelberg, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Data Solutions GmbH	Berlin, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Frankfurt am Main GmbH	Frankfurt am Main, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
Medizinisches Versorgungszentrum Berchtesgaden GmbH	Berchtesgaden, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mannheim GmbH	Mannheim, Germany
Nephrocare Mettmann GmbH	Mettmann, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schrobenhausen GmbH	Schrobenhausen, Germany
Nephrocare Schwandorf-Regenstauf GmbH	Schwandorf, Germany
Nephrocare Starnberg GmbH	Starnberg, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nephrologisch-Internistische Versorgung Ingolstadt GmbH	Ingolstadt, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany

b)Cash and cash equivalents

Cash and cash equivalents comprise cash funds and all short-term investments (measured at fair value through profit and loss) with original maturities of up to three months. Short-term investments are highly liquid and readily convertible into known amounts of cash. The risk of changes in value is insignificant.

c)Trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties are recognized initially at fair value and subsequently at amortized cost. For information regarding expected credit losses, see note 2 c).

The Company provides reinsurance to a health care insurer of end-stage renal diseases and, in May 2023, entered into a renal care coordination agreement to arrange and provide health care services to patients with chronic kidney disease (CKD). The Company accounts for both its reinsurance contract and renal care coordination agreement as insurance contracts, classified as separate portfolios, under IFRS 17.

Premium revenue is received throughout the year based on claims experience. For both insurance and reinsurance portfolios, the Company applies the premium allocation approach (PAA) under IFRS 17 as the contract boundary of the cash flows is one year or less. On initial recognition of the liabilities for incurred claims, the estimation and valuation processes remain unchanged as compared to the application of IFRS 4, Insurance Contracts (IFRS 4). The subsequent measurement of insurance liabilities is based on the estimated cost of settling the claims incurred, but not yet recorded (IBNR). IBNR is estimated using actual paid claim data and applying historical claim completion factors, which may include the effects of both inflationary and socio-economic factors as well as using past experience adjusted for current trends and any other factors that would modify past experience. Regarding the measurement of the liabilities for the remaining coverage, the liabilities are equal to the premiums received less any insurance acquisition cash flows. Any insurance acquisition cash flows will be expensed when incurred. The Company does not consider the effects and time value of money when measuring the liabilities for the remaining coverage as the related cash flows are expected to be paid or received within one year or less from the date the claims are incurred. The Company does not receive any premiums in advance. As a result, the liabilities for the remaining coverage is zero.

The Company has applied the modified retrospective approach at the date of transition due to the impracticability of collecting cash flow estimations and risk adjustments for non-financial risk at the date of initial recognition of the reinsurance contract. Insurance premium revenues are recognized based upon the passage of time, therefore the pattern of revenue recognition has not changed with the application of IFRS 17. For additional information see note 5 a) and note 8.

d)Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or net realizable value (see note 9). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead and applicable depreciation charges.

e)Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see note 11). Maintenance and repair costs (day-to-day servicing) are expensed as incurred. The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing parts and major inspections if it is probable that the future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 4 to 50 years for buildings and improvements with a weighted average life of 16 years and 3 to 19 years for machinery and equipment with a weighted average life of 11 years. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment.

f)Leases

A lease is defined as a contract that conveys the right to use an underlying asset for a period of time in exchange for consideration. According to IFRS 16, a contract is or contains a lease if:

●	the underlying asset is identified in the contract, and
●	the customer has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

Under IFRS 16, the Company is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments for almost all leases.

The Company applies both the short-term and low-value lease exemption. These leases are exempt from balance sheet recognition and lease payments will be recognized as expenses over the lease term.

IFRS 16 is not applied to leases of intangible assets.

Lease liabilities

Lease liabilities are initially recognized at the present value of the following payments:

●	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable,
●	variable lease payments (linked to an index or interest rate),
●	expected payments under residual value guarantees,
●	the exercise price of purchase options, where exercise is reasonably certain,
●	lease payments in optional renewal periods, where exercise of extension options is reasonably certain, and
●	penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

Lease payments are discounted using the implicit interest rate underlying the lease if this rate can be readily determined. Otherwise, the incremental borrowing rate of the lessee is used as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. Furthermore, lease liabilities may be remeasured due to lease modifications or reassessments of the lease.

For lease contracts that include both lease and non-lease components that are not separable from lease components, no allocation is performed. Each lease component and any associated non-lease components are accounted for as a single lease. If the lease contracts include lease and non-lease costs that are separable, the lease contract costs are divided into lease and non-lease components.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the respective lease. Right-of-use assets are stated at cost less accumulated depreciation. Upon initial recognition, cost comprises of:

●	the initial lease liability amount,
●	initial direct costs incurred when entering into the lease
●	(lease) payments before commencement date of the respective lease, and
●	less any lease incentives received.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the underlying asset using the straight-line method. Where a lease agreement includes a transfer of ownership at the end of the lease term or the exercise of a purchase option is deemed reasonably certain, right-of-use assets are depreciated over the useful life of the underlying asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

Right-of-use assets are classified into right-of-use assets relating to land, buildings and improvements or machinery and equipment. In addition, prepayments on right-of-use assets are presented separately (see note 24).

g)Intangible assets and goodwill

Intangible assets such as non-compete agreements, technology, distribution agreements, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships and emission certificates are recognized and reported apart from goodwill (see note 12). If acquired, those intangible assets are recorded at estimated fair value at the date of the acquisition. Patient relationships, however, are not reported as separate intangible assets due to the missing contractual basis but are part of goodwill.

Expenditures related to application software, either hosted by the Company or within a software as a service arrangement, that fully meet the criteria for the recognition of an intangible asset set out in IAS 38, Intangible Assets (IAS 38) are capitalized as intangible assets.

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified certain trade names and qualified management contracts as intangible assets with indefinite useful lives because there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company.

Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful lives which, on average, are 7 years. Technology is amortized over its average useful lives of 12 years. Internally developed intangibles are amortized on a straight-line basis over their average useful lives of 6 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful lives which on average is 12 years. Customer relationships are amortized over their average useful lives of 16 years. All other intangible assets are amortized over their weighted average useful lives of 7 years. The weighted average useful life of all amortizable intangible assets is 10 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment (see note 1 o)).

To perform the annual impairment test of goodwill, the Company identified its groups of cash generating units (CGUs) and determined their carrying value by assigning the operating assets and liabilities, including the existing goodwill and intangible assets, to those groups of CGUs. Groups of CGUs reflect the lowest level on which goodwill is monitored for internal management purposes.

One group of CGUs was identified in each of the Company’s operating segments. For the purpose of goodwill impairment testing, all corporate assets and liabilities are allocated to the groups of CGUs. At least once a year, the Company compares the recoverable amount of each group of CGUs to the group of CGUs’ carrying amount. The recoverable amount is defined as the higher of the value in use or the fair value less cost of disposal of a group of CGUs. In the first step, the value in use of the group of CGUs is determined using a discounted cash flow approach based upon the cash flow expected to be generated by the group of CGUs. In case that the value in use of the group of CGUs is less than its carrying amount and the fair value less cost of disposal is not estimated to be higher than the value in use, the difference is recorded as an impairment of the carrying amount of the goodwill.

For further information see note 2 a).

h)Financial instruments

The Company classifies its financial instruments in accordance with IFRS 9 in the following measurement categories: at amortized cost, at fair value through profit and loss (FVPL) and at fair value through other comprehensive income (FVOCI).

Financial assets are classified depending on the business model in which the financial assets are held and the contractual terms of the cash flows. Financial assets are only reclassified when the business model for managing those assets changes. During the reporting period, no financial instruments were reclassified. Purchases and sales of financial assets are recognized or derecognized on the trading date. The Company makes use of the fair value option, which allows financial instruments to be classified at FVPL upon initial recognition, in very rare cases. At initial recognition financial assets and financial liabilities are measured at fair value. Subsequent measurement is either at cost, FVPL or FVOCI.

In general, financial liabilities are classified and subsequently measured at amortized cost, with the exception of contingent consideration resulting from a business combination, put option liabilities as well as derivative financial liabilities. For debt instruments, accrued interest is included in the line items on the consolidated balance sheets where the borrowing is presented.

Investments in equity instruments are recognized and subsequently measured at fair value. The Company’s equity investments are not held for trading. In general, changes in the fair value of equity investments are recognized in the income statement. However, at initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic equity investments in other comprehensive income (loss) (OCI).

The Company invested in several debt securities, with the objective to achieve both collecting contractual cash flows and selling the financial assets. All debt securities are consequently measured at fair value. Some of these securities give rise on specified dates to cash flows that are solely payments of principal and interest. These securities are subsequently measured at FVOCI. Other securities are measured at FVPL.

The Company, as option writer of existing put options, can be obligated to purchase the noncontrolling interests held by third parties. The obligations are in the form of put liabilities and are exercisable at the third-party owners’ discretion within specified periods or upon the occurrence of certain events as outlined in each specific put option. If these put option liabilities were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The initial recognition and subsequent measurement are recognized in equity of the Company. For further information related to the estimation of these fair values, see note 26.

Certain put option arrangements contain contingent triggers based on changes in legislation, which the Company has concluded are not genuine using the guidance in IFRS 9 B4.1.18 and IAS 32.25. The Company considers this subset of contracts as being non-genuine as the trigger in these clauses is considered to be an event that is extremely rare, highly abnormal and very unlikely to occur. Therefore, the Company has not recorded a liability on the balance sheet relating to this subset of puts option contracts.

Derivative financial instruments which primarily include foreign currency forward contracts are recognized as assets or liabilities at fair value in the balance sheet (see note 26). From time to time, the Company may enter into other types of derivative instruments, such as interest rate swaps, which are dealt with on a transaction by transaction basis.

Changes in the fair value of derivative financial instruments designated and qualifying as cash flow hedges are recognized in accumulated OCI (AOCI) in shareholders’ equity. The Company only designated the change in fair value of the spot element of foreign exchange forward contracts as the hedging instrument in cash flow hedging relationships and uses a hedge ratio for designated risks of 1:1. The forward elements are separately accounted for as cost of hedging in a separate component within AOCI. The ineffective portion of cash flow hedge is recognized in the income statement.

The amounts recorded in AOCI are subsequently reclassified into earnings as a component of revenue for those foreign exchange contracts, entered into with financial institutions, that hedge forecasted sales or as an adjustment of cost of revenue for those contracts that hedge forecasted intercompany product purchases. In connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps with third parties to assure that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI and subsequently reclassified to selling, general and administrative expenses. The amounts recorded in AOCI are reclassified in the same period in which the hedged transaction affects earnings. Amounts recorded in AOCI for cash flow hedges related to product purchases from third parties are removed from AOCI and included directly in the carrying amount of the asset at initial recognition. Product purchases and sales designated in a cash flow hedging relationship are expected to affect profit and loss in the same period in which the cash flows occur. The critical terms of the forward exchange contracts generally align with the hedged item. The economic relationship between forward exchange contracts and the hedged forecast transaction is based on the timing, currency and amount of the hedged cash flows. Ineffectiveness could arise in case the timing of the hedged transaction or the credit default risk changes.

From time to time, the Company enters into derivatives (particularly interest rate swaps and, to a certain extent, interest rate options) to protect against the risk of rising interest rates. When applicable, these interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The Company determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, maturities and the notional amounts. As applicable, the effective portion of gains and losses of derivatives designated as cash flow hedges is deferred in AOCI; the amount of gains and losses reclassified from AOCI are recorded in interest income and interest expenses.

The change in fair value of derivatives that do not qualify for hedge accounting is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability.

Derivatives embedded in host contracts are accounted for as separate derivatives if their economic characteristics and risks are not closely related to those of the host contracts. These embedded derivatives are measured at fair value with changes in fair value recognized in the income statement.

i)Impairment of financial assets

The impairment of financial assets is based on the expected credit loss approach, as introduced by IFRS 9. The expected credit loss approach requires that all impacted financial assets will carry a loss allowance based on their expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses over the contractual life of the financial assets.

This model comprises a three-stage approach. Upon recognition, the Company shall recognize losses expected lifetime losses. When assessing for significant increases in credit risk, the Company shall compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. The Company should consider reasonable and supportable information including historic loss rates, present developments such as liquidity issues and information about future economic conditions, to ensure foreseeable changes in the customer-specific or macroeconomic environment are considered. Separately, there is the rebuttable presumption that the credit risk has increased significantly since the initial recognition when contractual payments are overdue by more than 30 days.

In case of objective evidence of impairment there is an assignment to stage 3. The assignment of a financial asset to stage 3 should rely on qualitative knowledge on the customers’ unfavorable financial position (for example bankruptcy, lawsuits with private or public payers), or quantitative criteria, based on an individual maturity analysis. Independently, there is an assignment to stage 3 if the contractual payments are overdue by more than 360 days. When a counterpart defaults, all financial assets against this counterpart are considered impaired. The definition of default is mainly based on payment practices specific to individual regions and businesses.

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost, contract assets and lease receivables as well as in investments in debt securities measured at fair value through other comprehensive income. The financial assets mainly comprise of accounts receivable as well as cash and cash equivalents. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective instrument. Financial assets whose expected credit loss is not assessed individually are grouped on the basis of geographical regions and the impairment is generally assessed on the basis of macroeconomic indicators such as credit default swaps.

For accounts receivable, the Company uses the simplified method which requires recognizing lifetime expected credit losses at inception. However, expected credit losses on cash and cash equivalents are measured according to the general method based on IFRS 9.

Based on the external credit ratings of the counterparties the Company considers that its cash and cash equivalents have a low credit risk (as the counterparties are generally investment grade). A significant increase in credit risk will be assessed based on qualitative as well as quantitative information.

j)Foreign currency translation

For purposes of these consolidated financial statements, the euro is the reporting currency. The requirement to report in euro arises from Section 315e HGB and Section 244 HGB. Substantially all assets and liabilities of foreign subsidiaries that use a functional currency other than the euro are translated at year-end exchange rates, while profit and loss positions are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI. Transactions in foreign currencies recorded by subsidiaries are accounted for at the prevailing spot rate on the date of the respective transaction. Foreign exchange gains and losses resulting from the settlement of such transactions are generally recognized in profit and loss. Financial instruments denominated in a foreign currency are revalued at the spot rate as of the date of the consolidated statement of financial position. On the disposal of a foreign operation, all of the foreign currency translation differences accumulated in AOCI in respect of that disposed operation are reclassified to the consolidated statements of income. On a partial disposal of a subsidiary that includes a foreign operation that does not result in the loss of control over the subsidiary, the proportionate share of accumulated foreign currency translation differences is re-attributed to noncontrolling interests.

The exchange rates of the U.S. dollar affecting foreign currency translation developed as follows:

Exchange rates
	December 31, 2023	December 31, 2022	2023	2022	2021
	spot exchange	spot exchange	average exchange	average exchange	average exchange
	rate in €	rate in €	rate in €	rate in €	rate in €
1 U.S. dollar	0.90498	0.93756	0.92484	0.94962	0.84549

k)Revenue recognition

For both health care services revenue and health care products revenue, amounts billed to patients, third party payors and customers are recorded net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

Health care services

Health care services revenue, other than insurance revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment at an amount to which the Company expects to be entitled. The patient is obligated to pay for health care services at amounts estimated to be receivable based upon the Company’s standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, such as Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the Company concludes that the consideration is variable (implicit price concession) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to health care services revenue. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage, patient co-payment and deductible amounts due from patients with health care coverage. The Company determines implicit price concessions based primarily upon past collection history. Upon receipt of new information relevant for the determination of the implicit price concession, the Company constrains, or adjusts the constraints for the variable consideration of the transaction price.

The Company has entered into shared savings arrangements with certain payors to provide care and care coordination services to certain end-stage renal disease (ESRD) and chronic kidney disease patients. Under these arrangements, the Company may earn variable reimbursement or may owe the payor reimbursement.

In the U.S., the Company generates revenue from insurance (including reinsurance) contracts, such as sub-capitation arrangements, for which the Company applies IFRS 17, Insurance Contracts (IFRS 17). Insurance premium revenue is recognized as earned each month and risk adjustments are offset against revenue.

“Revenue from insurance contracts” is disclosed separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

Health care products

In the health care product business, major revenues are generated from the sale of dialysis machines and water treatment systems, home hemodialysis products, disposable products and maintenance agreements for the Company´s health care products. Revenues from the sale of dialysis machines and water treatment system are typically recognized upon installation and provision of the necessary technical instructions as only thereafter the customer obtains control of the medical device. A small portion of the Company´s revenue is recognized from sales of dialysis machines, home hemodialysis products and other products used for in-center hemodialysis treatment to distributors. When the distributor is the principal in the contract, the revenue allocated to the machine or the products will be recognized upon transfer of control to the distributor. In case the Company is committed to perform the installation, revenue allocated to the installation, as a separate performance obligation, would be recorded upon installation of the machine at the end-customers’ premises. In case the distributor is only an agent in the contract, revenue for sale of the machine would be recorded upon installation.

Under consignment arrangements revenue is recognized upon withdrawal of the products by the customer.

Maintenance is provided over time, and as such revenue is typically recognized on a straight-line basis as the customer is simultaneously receiving and consuming the benefits provided by the Company’s performance.

All other dialysis and non-dialysis product revenues are recognized upon transfer of control to the customer. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease and the customer agrees to purchase a minimum number of related treatment disposables, the Company does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables upon transfer of control with revenue for the use of dialysis machines recognized straight-line over the term of the lease contract. When there is no such agreement that the customer purchases a minimum number of related treatment disposables, revenue is recognized only on the sale of disposables unless the timing of the first purchase order of related treatment disposables justifies a combination of contracts according to IFRS 15.

If the lease of the machines is a finance lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for finance leases under IFRS 16. The allocation of the transaction price to lease and non-lease components is based on stand-alone selling prices.

For certain home-dialysis products the Company offers month-to month rental arrangements, where revenue is recognized on a monthly basis.

In addition, for some licensing agreements and equipment sales to dialysis clinic customers in the area of home-dialysis, the Company recognizes upfront fees received as lease revenue on a straight-line basis over the term of the contract.

IFRS 15 specifically excludes leases from the scope of the revenue standard. The transaction price of contracts which include lease components is allocated in accordance with IFRS 15. Revenue is recognized separately for the lease and the non-lease components of the contract.

“Revenue from lease contracts” is disclosed separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

l)Capitalized interest

The Company includes capitalized interest as part of the cost of the asset if it is directly attributable to the acquisition, construction or manufacture of qualifying assets. For the fiscal years 2023, 2022 and 2021, interest of €2,500, €2,240 and €4,167, based on an average interest rate of 2.88%, 4.52% and 2.89%, respectively, was recognized as a component of the cost of assets.

m)Research and development expenses

Research is the original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge. Development is the technical and commercial implementation of research results and takes place before the start of commercial production or use. Research costs are expensed as incurred. Development costs that fully meet the criteria for the recognition of an intangible asset, as set out in IAS 38, are capitalized and are primarily development projects related to dialysis machines. Such costs are capitalized when the Company’s commitment to finalize the project has been formalized and approved by management, the design input of the project or machine has been finalized and, based on experience with similar projects, the Company has determined that technical feasibility has been achieved and future economic benefits are probable.

n)Income taxes

Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the single entity’s financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards which are probable to be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantially enacted by the end of the reporting period. A change in tax rate for the calculation of deferred tax assets and liabilities is recognized in the period the new laws are enacted or substantively enacted. The effects of the adjustment are generally recognized in the income statement. The effects of the adjustment are recognized in equity, if the temporary differences are related to items directly recognized in equity.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. In addition, deferred tax assets and liabilities are not recognized if they arise from the initial recognition of an asset or a liability in a transaction other than a business combination that at the time of the transaction affects neither accounting profit nor taxable profit or loss.

The carrying amount of a deferred tax asset is reviewed at each balance sheet date. A deferred tax asset is recognized to the extent that the utilization of parts or all of it is probable because sufficient taxable profit will be available (see note 5 h). The determination of future taxable income is based on assumptions on future market conditions and future profits of FME AG and considers all currently available information as well as the level of historical taxable income. In addition, the determination of the recoverable amount of deferred tax assets considers implemented tax strategies.

With respect to the interpretation of tax laws, the amount and the timing of future taxable income, complex tax rules may lead to uncertainties in tax treatments. The Company recognizes assets and liabilities for uncertain tax treatments based on reasonable estimates to the extent it is probable the tax will be recovered or that the tax will be payable, respectively.

In the U.S. and Germany, interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore are accounted for under IAS 37. All other jurisdictions account for interest and penalties related to income taxes in accordance with local tax rules of the respective tax jurisdiction either under IAS 37 or as income tax expense under IAS 12. Under IAS 37, penalties related to income taxes, including uncertain tax treatments, are recorded within selling, general and administrative expense. Additionally, in accordance with IAS 37, interest related to income taxes, including uncertain tax treatments, are recorded within other (income) expense.

In 2023, the Company implemented a Global Intercompany Service Charging (GISC) initiative reflecting its new global operating model described above. The initiative aligns with the Company’s vertical integration strategy, seeking to consolidate functions through business partnering, centers of excellence and global shared services. The GISC initiative established a standardized and simplified global framework for intercompany service charging. Consistent with Organisation for Economic Co-operation and Development Transfer Pricing Guidelines, service fees are charged based on associated costs and arm’s length mark-ups using allocation keys which reflect the benefits received by the service recipients.

o)Impairment

The Company reviews the carrying amount of its property, plant and equipment, its intangible assets with definite useful lives, its right-of-use assets as well as other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount is higher than the asset’s recoverable amount in accordance with IAS 36, Impairment of Assets (IAS 36). The fair value less cost of disposal of an asset is estimated as its net realizable value. The value in use is the present value of future cash flows expected to be derived from the relevant asset. If it is not possible to estimate the future cash flows from the individual assets, impairment is tested on the basis of the corresponding group of CGUs.

Impairment losses, except impairment losses recognized on goodwill, are reversed up to the amount of the amortized acquisition cost, as soon as the reasons for impairment no longer exist.

Non-current assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Non-current assets to be disposed of other than by sale are considered to be held and used until disposal.

p)Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. Debt issuance costs related to undrawn credit facilities are presented in Other assets. These costs are amortized over the term of the related obligation or credit facility.

For further information see note 17.

q)Self-insurance programs

See note 2 d).

r)Concentration of risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to health care providers throughout the world, and in providing kidney dialysis treatment as well as providing other health care services. The Company performs ongoing evaluations of its customers’ financial condition and, generally, requires no collateral.

Revenues which were earned and subject to regulations under Medicare and Medicaid, governmental health care programs administered by the U.S. government, were approximately 25%, 26%, and 27% of the Company’s worldwide revenues in 2023, 2022 and 2021, respectively.

See note 2 c) for concentration risks of debtors or group of debtors as well as note 9 for discussion of suppliers with long-term purchase commitments.

s)Legal contingencies

See note 2 b).

t)Other provisions

In accordance with IAS 37, accruals for taxes and other obligations are recognized when there is a present obligation to a third party arising from past events, it is probable that the obligation will be settled in the future and the required amount can be reliably estimated. Provisions by their nature are more uncertain than most other items in the statement of financial position.

Non-current provisions with a remaining period of more than one year are discounted to the present value of the expenditures expected to settle the obligation. The applied discount rate is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

u)Earnings per share

Basic earnings per share is calculated in accordance with IAS 33, Earnings per Share (IAS 33). Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on shares that would have been outstanding during the years presented had the dilutive instruments been issued. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding.

Equity-settled awards granted under the Company’s stock incentive plans (see note 23) are potentially dilutive equity instruments.

v)Treasury stock

The Company may, from time to time, acquire its own shares (Treasury Stock) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. The value of such Treasury Stock is shown as a reduction of the Company’s equity.

w)Employee benefit plans

Pension obligations for post-employment benefits are measured in accordance with IAS 19, Employee Benefits (IAS 19), using the projected unit credit method, taking into account future salary and trends for pension increase.

The Company uses December 31 as the measurement date when measuring the net pension liability.

For the Company’s funded benefit plans the defined benefit obligation is offset against the fair value of plan assets (net pension liability). Plan assets comprise assets held by a long-term employee benefit fund and qualifying insurance policies. A pension liability is recognized in the consolidated balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other non-current assets” in the consolidated balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of refund against the fund or a right to reduce future payments to the fund.

Net interest costs are calculated by multiplying the benefit obligation (fair value of plan assets) at beginning of the year with the discount rate utilized in determining the benefit obligation.

Remeasurements include actuarial gains and losses resulting from the evaluation of the defined benefit obligation as well as from the difference between actual investment returns and the return implied by the net interest cost. In the event of a surplus for a defined benefit pension plan remeasurements can also contain the effect from asset ceiling, as far as this effect is not included in net interest costs.

Remeasurements are recognized in AOCI completely. Remeasurements may not be reclassified in subsequent periods. Components of net periodic benefit cost are recognized in profit and loss of the period.

x)Share-based plans

The grant date fair value of stock options and convertible equity instruments that are settled by delivering equity instruments granted to the Management Board and executive employees of the Company and its subsidiaries by FME AG is measured in accordance with IFRS 2, Share-based Payment (IFRS 2) using the binomial option pricing model and recognized as expense over the vesting period of the stock option plans. For certain exceptions, as defined in the respective plan terms, a shorter vesting period may apply after which the stock options will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled phantom stock granted to the Management Board and executive employees of the Company is calculated in accordance with IFRS 2 using the binomial option pricing model. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the phantom stock plans. For certain exceptions as defined in the respective plan terms, a shorter vesting period may apply after which the phantom stock will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled performance shares granted to the Management Board and executive employees of the Company is calculated using the Monte Carlo pricing model in accordance with IFRS 2. The corresponding liability based on the balance sheet date fair value is accrued over the vesting periods of the performance share plans. For certain exceptions a shorter vesting period may apply after which the performance shares will not forfeit in any way. In such cases the vesting period is shortened accordingly.

y)Government grants

In accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, government grants, including non-monetary grants at fair value, are recognized only when there is reasonable assurance that the Company will comply with all conditions attached to the grant and that the grants will be received. Government grants or government assistance are recognized directly against the respective qualifying expense in either the cost of revenue line item or selling, general and administrative expense line item within the statement of profit and loss. Amounts received for which a respective cost is not yet incurred are recorded as a liability on the Company’s consolidated balance sheet and offset against all qualifying costs that are incurred in future periods.

See note 5 i) for further details regarding the impact of severe acute respiratory syndrome coronavirus 2 (COVID-19) on the Company and its patient population.

z)Impacts of climate change on accounting

The Company continually analyzes potential sustainability risks in the areas of climate change and water scarcity. In both areas, the Company has not identified any significant risks for its business model. Therefore, the Company does not currently expect any material impact of sustainability risks on the accounting in 2023.

aa)Recent pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the year ended December 31, 2023 in conformity with IFRS Accounting Standards that have to be applied for fiscal years beginning on January 1, 2023. For the year ended December 31, 2023, the Company applied the following new standard relevant for its business for the first time:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17. In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS Accounting Standards. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminated this diversity in practice by requiring all insurance contracts to be accounted for using updated estimates and assumptions that reflect the timing of cash flows and any uncertainty relating to insurance contracts. The Company applied IFRS 17 beginning on January 1, 2023 (see notes 5 a) and 8).

Amendments to IAS 12, Income Taxes (IAS 12)

Due to the size of the Company’s revenue, it is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting (BEPS) Global Anti-Base Erosion Model Rules (GloBE): Global Minimum Taxation (Pillar Two) legislation. The legislation was enacted in Germany on December 15, 2023, the jurisdiction in which the Company resides, and will become effective January 1, 2024. As the regulations were not yet effective as of December 31, 2023, the Company is not subject to any additional tax burden. The Company applies the exception to recognize and disclose deferred taxes in connection with Pillar Two income taxes, which was subject of the amendments to IAS 12, Income Taxes, published in May 2023. The amendments to IAS 12 also require that an entity disclose current tax expense related to Pillar Two separately and disclose known or reasonably estimable information that helps users of financial statements understand an entity’s exposure to Pillar Two income taxes once legislation has been enacted.

According to the legislation, the Company must pay a top-up tax per country in the amount of the difference between the GloBE effective tax rate and the minimum rate of 15%.

The Company has performed an assessment of the potential exposure to Pillar Two income taxes based on the most recent country-by-country reporting and financial statements for the Company’s constituent entities. Based on the assessment, Pillar Two effective tax rates in most of the jurisdictions in which the Company operates are above 15%. However, there are a limited number of jurisdictions where the transitional safe harbor relief does not apply, and the Pillar Two effective tax rate is below 15%. The Company does not expect a material exposure to Pillar Two income taxes in those jurisdictions where its effective rate is below 15%.

Recent accounting pronouncements not yet adopted

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.